Segment Information - Segment information of group' business (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues:
Total revenues	¥ 2,629,787	$ 376,054	¥ 2,621,334	¥ 3,317,821
Less:VAT related surcharges	(19,547)	(2,795)	(20,352)	(23,125)
Net revenues	2,610,240	373,259	2,600,982	3,294,696
Operating cost and expenses:
Relationship manager compensation	(498,454)	(71,278)	(562,523)	(655,460)
Other compensations	(718,098)	(102,687)	(786,928)	(801,293)
Total compensation and benefits	(1,216,552)	(173,965)	(1,349,451)	(1,456,753)
Selling expenses	(242,808)	(34,721)	(269,038)	(485,778)
General and administrative expenses	(305,590)	(43,699)	(296,751)	(275,727)
Provision for (reversal of) credit losses	(52,226)	(7,468)	(23,882)	7,028
Other operating expenses, net	(62,872)		(93,210)	(112,506)
Government subsidies	46,472	6,645	65,239	126,955
Total operating cost and expenses	(1,833,576)	(262,199)	(1,967,093)	(2,196,781)
Income (loss) from operations	776,664	111,060	633,889	1,097,915
Others
Revenues:
Total revenues	1,476,390	211,120	1,479,712	2,067,341
Others | One-time commissions
Revenues:
Total revenues	574,255	82,117	614,258	1,072,838
Others | Recurring service fees
Revenues:
Total revenues	624,589	89,315	631,505	707,580
Others | Performance-based income
Revenues:
Total revenues	116,247	16,623	47,841	16,344
Others | Other service fees
Revenues:
Total revenues	161,299	23,065	186,108	270,579
Related Party
Revenues:
Total revenues	1,153,397	164,934	1,146,710	1,266,766
Related Party | One-time commissions
Revenues:
Total revenues	7,284	1,042	21,288	16,365
Related Party | Recurring service fees
Revenues:
Total revenues	990,515	141,642	1,020,524	1,129,136
Related Party | Performance-based income
Revenues:
Total revenues	155,598	22,250	104,898	121,265
Related Party | Funds Gopher manages
Revenues:
Total revenues				1,250,480
Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues				16,365
Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues				1,112,850
Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues				121,265
Related Party | Funds Gopher and Olive
Revenues:
Total revenues	1,153,397	164,934	1,141,622	1,250,480
Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	7,284	1,042	21,288	16,365
Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	990,515	141,642	1,015,436	1,112,850
Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	155,598	$ 22,250	104,898	121,265
Headquarters
Revenues:
Total revenues	67,326		59,077
Less:VAT related surcharges	(14,960)		(13,897)
Net revenues	52,366		45,180
Operating cost and expenses:
Other compensations	(414,139)		(366,873)
Total compensation and benefits	(414,139)		(366,873)
Selling expenses	(102,433)		(103,763)
General and administrative expenses	(266,330)		(233,581)
Provision for (reversal of) credit losses	(50,935)		(6,404)
Other operating expenses, net	(31,621)		(57,217)
Government subsidies	24,745		40,516
Total operating cost and expenses	(840,713)		(727,322)
Income (loss) from operations	(788,347)		(682,142)
Headquarters | Others
Revenues:
Total revenues	67,326		59,077
Headquarters | Others | Recurring service fees
Revenues:
Total revenues			1,322
Headquarters | Others | Other service fees
Revenues:
Total revenues	67,326		57,755
Wealth Management
Revenues:
Total revenues				2,500,614
Less:VAT related surcharges				(9,365)
Net revenues				2,491,249
Operating cost and expenses:
Relationship manager compensation				(631,082)
Other compensations				(544,804)
Total compensation and benefits				(1,175,886)
Selling expenses				(370,861)
General and administrative expenses				(193,248)
Provision for (reversal of) credit losses				(910)
Other operating expenses, net				(44,042)
Government subsidies				103,597
Total operating cost and expenses				(1,681,350)
Income (loss) from operations				809,899
Wealth Management | Others
Revenues:
Total revenues				2,018,679
Wealth Management | Others | One-time commissions
Revenues:
Total revenues				1,072,838
Wealth Management | Others | Recurring service fees
Revenues:
Total revenues				707,580
Wealth Management | Others | Performance-based income
Revenues:
Total revenues				16,344
Wealth Management | Others | Other service fees
Revenues:
Total revenues				221,917
Wealth Management | Related Party | Funds Gopher manages
Revenues:
Total revenues				481,935
Wealth Management | Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues				13,732
Wealth Management | Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues				398,226
Wealth Management | Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues				69,977
Asset Management Business
Revenues:
Total revenues				768,545
Less:VAT related surcharges				(2,374)
Net revenues				766,171
Operating cost and expenses:
Relationship manager compensation				(24,378)
Other compensations				(224,308)
Total compensation and benefits				(248,686)
Selling expenses				(88,827)
General and administrative expenses				(59,367)
Provision for (reversal of) credit losses				(921)
Other operating expenses, net				(3,348)
Government subsidies				21,638
Total operating cost and expenses				(379,511)
Income (loss) from operations				386,660
Asset Management Business | Related Party | Funds Gopher manages
Revenues:
Total revenues				768,545
Asset Management Business | Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues				2,633
Asset Management Business | Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues				714,624
Asset Management Business | Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues				51,288
Other Businesses
Revenues:
Total revenues				48,662
Less:VAT related surcharges				(11,386)
Net revenues				37,276
Operating cost and expenses:
Other compensations				(32,181)
Total compensation and benefits				(32,181)
Selling expenses				(26,090)
General and administrative expenses				(23,112)
Provision for (reversal of) credit losses				8,859
Other operating expenses, net				(65,116)
Government subsidies				1,720
Total operating cost and expenses				(135,920)
Income (loss) from operations				(98,644)
Other Businesses | Others
Revenues:
Total revenues				48,662
Other Businesses | Others | Other service fees
Revenues:
Total revenues				¥ 48,662
Domestic public securities | Operating segment
Revenues:
Total revenues	570,277		493,769
Less:VAT related surcharges	(3,788)		(5,017)
Net revenues	566,489		488,752
Operating cost and expenses:
Relationship manager compensation	(107,156)		(128,189)
Other compensations	(26,423)		(42,730)
Total compensation and benefits	(133,579)		(170,919)
Selling expenses	(17,279)		(8,429)
General and administrative expenses	(898)		(2,012)
Provision for (reversal of) credit losses	2,424		(88)
Other operating expenses, net	(1,757)		(1,771)
Government subsidies	11,977		13,448
Total operating cost and expenses	(139,112)		(169,771)
Income (loss) from operations	427,377		318,981
Domestic public securities | Operating segment | Others
Revenues:
Total revenues	520,964		422,669
Domestic public securities | Operating segment | Others | One-time commissions
Revenues:
Total revenues	53,152		18,619
Domestic public securities | Operating segment | Others | Recurring service fees
Revenues:
Total revenues	352,345		365,992
Domestic public securities | Operating segment | Others | Performance-based income
Revenues:
Total revenues	115,467		38,058
Domestic public securities | Operating segment | Related Party | Funds Gopher and Olive
Revenues:
Total revenues	49,313		71,100
Domestic public securities | Operating segment | Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	6,682		13,358
Domestic public securities | Operating segment | Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	40,708		56,441
Domestic public securities | Operating segment | Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	1,923		1,301
Domestic asset management | Operating segment
Revenues:
Total revenues	693,143		773,208
Less:VAT related surcharges	(675)		(1,101)
Net revenues	692,468		772,107
Operating cost and expenses:
Relationship manager compensation	(45,299)		(71,316)
Other compensations	(63,870)		(80,182)
Total compensation and benefits	(109,169)		(151,498)
Selling expenses	(9,405)		(10,574)
General and administrative expenses	(10,154)		(12,807)
Provision for (reversal of) credit losses	(9,071)		(10,083)
Other operating expenses, net	1,891		(23,829)
Government subsidies	9,705		10,796
Total operating cost and expenses	(126,203)		(197,995)
Income (loss) from operations	566,265		574,112
Domestic asset management | Operating segment | Others
Revenues:
Total revenues	144,913		194,807
Domestic asset management | Operating segment | Others | One-time commissions
Revenues:
Total revenues	1,243		1,354
Domestic asset management | Operating segment | Others | Recurring service fees
Revenues:
Total revenues	143,040		188,545
Domestic asset management | Operating segment | Others | Performance-based income
Revenues:
Total revenues	630		4,908
Domestic asset management | Operating segment | Related Party | Funds Gopher and Olive
Revenues:
Total revenues	548,230		578,401
Domestic asset management | Operating segment | Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	188
Domestic asset management | Operating segment | Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	541,537		556,742
Domestic asset management | Operating segment | Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	6,505		21,659
Domestic insurance | Operating segment
Revenues:
Total revenues	18,772		43,204
Less:VAT related surcharges	(124)		(337)
Net revenues	18,648		42,867
Operating cost and expenses:
Relationship manager compensation	(15,462)		(53,904)
Other compensations	(22,190)		(41,280)
Total compensation and benefits	(37,652)		(95,184)
Selling expenses	(5,025)		(5,599)
General and administrative expenses	(10,034)		(23,696)
Provision for (reversal of) credit losses	0
Other operating expenses, net	(406)		(449)
Government subsidies	12		479
Total operating cost and expenses	(53,105)		(124,449)
Income (loss) from operations	(34,457)		(81,582)
Domestic insurance | Operating segment | Others
Revenues:
Total revenues	18,772		43,204
Domestic insurance | Operating segment | Others | One-time commissions
Revenues:
Total revenues	18,772		43,204
Overseas wealth management | Operating segment
Revenues:
Total revenues	547,540		674,697
Net revenues	547,540		674,697
Operating cost and expenses:
Relationship manager compensation	(254,769)		(294,973)
Other compensations	(79,764)		(154,506)
Total compensation and benefits	(334,533)		(449,479)
Selling expenses	(59,625)		(106,175)
General and administrative expenses	(5,829)		(13,589)
Other operating expenses, net	(4,888)
Total operating cost and expenses	(404,875)		(569,243)
Income (loss) from operations	142,665		105,454
Overseas wealth management | Operating segment | Others
Revenues:
Total revenues	424,768		548,477
Overseas wealth management | Operating segment | Others | One-time commissions
Revenues:
Total revenues	320,221		435,937
Overseas wealth management | Operating segment | Others | Recurring service fees
Revenues:
Total revenues	38,765		22,694
Overseas wealth management | Operating segment | Others | Other service fees
Revenues:
Total revenues	65,782		89,846
Overseas wealth management | Operating segment | Related Party | Funds Gopher and Olive
Revenues:
Total revenues	122,772		126,220
Overseas wealth management | Operating segment | Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	290		5,551
Overseas wealth management | Operating segment | Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	122,482		120,669
Overseas asset management | Operating segment
Revenues:
Total revenues	553,935		438,513
Net revenues	553,935		438,513
Operating cost and expenses:
Relationship manager compensation	(44,221)		(3,730)
Other compensations	(63,510)		(55,104)
Total compensation and benefits	(107,731)		(58,834)
Selling expenses	(30,361)		(22,321)
General and administrative expenses	(5,829)		(3,759)
Other operating expenses, net	(807)
Government subsidies	11
Total operating cost and expenses	(144,717)		(84,914)
Income (loss) from operations	409,218		353,599
Overseas asset management | Operating segment | Others
Revenues:
Total revenues	120,853		72,612
Overseas asset management | Operating segment | Others | One-time commissions
Revenues:
Total revenues	30,264		14,785
Overseas asset management | Operating segment | Others | Recurring service fees
Revenues:
Total revenues	90,439		52,952
Overseas asset management | Operating segment | Others | Performance-based income
Revenues:
Total revenues	150		4,875
Overseas asset management | Operating segment | Related Party | Funds Gopher and Olive
Revenues:
Total revenues	433,082		365,901
Overseas asset management | Operating segment | Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	124		2,379
Overseas asset management | Operating segment | Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	285,788		281,584
Overseas asset management | Operating segment | Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	147,170		81,938
Overseas insurance and comprehensive services | Operating segment
Revenues:
Total revenues	178,794		138,866
Net revenues	178,794		138,866
Operating cost and expenses:
Relationship manager compensation	(31,547)		(10,411)
Other compensations	(48,202)		(46,253)
Total compensation and benefits	(79,749)		(56,664)
Selling expenses	(18,680)		(12,177)
General and administrative expenses	(6,516)		(7,307)
Provision for (reversal of) credit losses	5,356		(7,307)
Other operating expenses, net	(25,284)		(9,944)
Government subsidies	22
Total operating cost and expenses	(124,851)		(93,399)
Income (loss) from operations	53,943		45,467
Overseas insurance and comprehensive services | Operating segment | Others
Revenues:
Total revenues	178,794		138,866
Overseas insurance and comprehensive services | Operating segment | Others | One-time commissions
Revenues:
Total revenues	150,603		100,359
Overseas insurance and comprehensive services | Operating segment | Others | Other service fees
Revenues:
Total revenues	¥ 28,191		¥ 38,507